Investments	6 Months Ended
Jun. 30, 2022
Disclosure of Investments [Abstract]
INVESTMENTS

4. INVESTMENTS

	30 June 2022
	Amortized Cost	Fair value through other comprehensive income	Fair value through profit or loss	Total
	USD ’000	USD ’000	USD ’000	USD ’000

Unquoted bonds*	2,677	-	-	2,677
Quoted bonds	-	470,696	-	470,696
Quoted funds and alternative investments	-	-	12,123	12,123
Quoted equities	-	9,783	13,267	23,050
Unquoted equities**	-	7,205	-	7,205
Expected credit losses and impairment	(450)	-	-	(450)
	2,227	487,684	25,390	515,301

	31 December 2021
	Amortized Cost	Fair value through other comprehensive income	Fair value through profit or loss	Total
	USD ’000	USD ’000	USD ’000	USD ’000

Unquoted bonds*	2,934	-	-	2,934
Quoted bonds	-	418,445	-	418,445
Quoted funds and alternative investments	-	-	14,377	14,377
Quoted equities	-	13,721	14,162	27,883
Unquoted equities**	-	7,046	-	7,046
Expected credit losses and impairment	(463)	-	-	(463)
	2,471	439,212	28,539	470,222

*

The Group has an investment in an unquoted bond denominated in JOD (USD pegged currency) issued by ’Specialized Investment Compound Co.’ a local company based in Jordan which had an original maturity date of 22 February 2016. However, this company is currently under liquidation, due to which 85% of the original bond holdings with a nominal value amounting to USD 1,236 thousand were not paid on that maturity date.

This bond is backed up by collateral in the form of real estate properties. However, the Group management has provided USD 450 thousand to cover any potential impairment in the value of the collateral held against said investment by discounting the expected future cash flows generated from the underlying bond collaterals which mainly represent rental income.

**

The Group has two unquoted equity investments under level 3 designated at fair value through OCI valued at USD 6,802 thousand (31 December 2021: USD 6,614 thousand) and USD 403 thousand (31 December 2021: USD 432 thousand). As at 30 June 2022 and 31 December 2021, the Group has measured the fair value of the unquoted investment valued at USD 6,802 thousand (31 December 2021: USD 6,614 thousand) by adopting a market valuation approach namely ‘multiples-based valuation’ whereby earnings-based multiples of comparable companies were considered for the valuation.

As at 30 June 2022 and 31 December 2021, the Group has measured the fair value of the unquoted investment valued at USD 403 thousand (31 December 2021: USD 432 thousand), by adopting a market valuation approach namely ‘multiples-based valuation’ whereby earnings-based multiples of comparable companies were considered for the valuation.

There are no active markets for these investments.

The movement on the expected credit losses and impairment provision for the bonds at amortized cost is as follows:

	30 June 2022	31 December 2021
	USD ’000	USD ’000

Opening balance	463	397
(Release) addition of provision for investment held at amortized cost	(13)	66
Ending balance	450	463

The addition of allowance for bonds at FVTOCI for the period ended 30 June 2022 of USD 745 thousand (see note 13) does not change the carrying amount of these investments (which are measured at fair value but gives rise to an equal and opposite gain in OCI).

The table below shows the sensitivity of the fair value of Level 3 financial assets as at 30 June 2022 and 30 June 2021:

	%	Positive impact	Negative impact	Valuation variables
		USD ’000	USD ’000
30 June 2022	+/-10	428	(428)	Market multiples applied to a range of financial performance measures***
30 June 2021	+/-10	676	(676)	Market multiples applied to a range of financial performance measures***

***	As at 30 June 2021, the fair value measurement of the unquoted equity investment valued at USD 6,802 thousand (30 June 2021: USD 6,427 thousand) was based on a combination of valuation multiples, with greater weight given to price to book value multiple. This has implied an equity value range of USD 6,374 thousand to USD 7,230 thousand (30 June 2021: USD 5,778 thousand to USD 7,076 thousand).